Financial instruments and risk management (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Percentage of share capital	4.62%
Banco [Member]
IfrsStatementLineItems [Line Items]
Financial instrument measured at fair value	R$ 26.3	R$ 523.0